Warrant Liability - Additional Information (Details) $ in Thousands			3 Months Ended		6 Months Ended
	Nov. 25, 2020 shares	Nov. 03, 2020 $ / shares	Jun. 30, 2023 CAD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2023 CAD ($) shares	Jun. 30, 2022 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Number of warrants issued | shares	789,472				789,472
Warrants expiration date	November 3, 2025
Warrants exercise price per share | $ / shares		$ 55
Warrant description					Each warrant can be exercised to acquire one common share at an exercise price initially set at USD 55.0 and that can be reduced if equity financings are completed at a lower price before its expiry.
Fair value of warrant liability			$ 556		$ 556		$ 106
Change in fair value of warrant liability			(212)	$ 1,064	(450)	$ 1,307
S A L P
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Fair value of warrant liability			$ 278		$ 278		$ 53